Accrued expenses and other liabilities (Tables)	12 Months Ended
Mar. 31, 2022
Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities include the amounts set forth below:

	As of March 31,
	2021		2022		2022

	(In millions)

Bills payable	Rs.	124,241.9	Rs.	130,937.4	US$	1,725.8
Remittances in transit		54,657.2		91,766.3		1,209.5
Accrued expenses		69,103.2		58,522.2		771.3
Accounts payable		143,827.0		152,309.2		2,007.5
Derivatives ( see note 23)		81,880.0		74,819.2		986.1
Lease liabilities		70,422.0		78,138.0		1,029.9
Others		86,965.1		94,969.2		1,251.8

Total	Rs.	631,096.4	Rs.	681,461.5	US$	8,981.9